Basic and diluted earnings (loss) per share (Tables)	12 Months Ended
Dec. 31, 2014
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
Reconciliations between basic and diluted earnings (loss) per shares are set forth below:

	December 31,	December 31,
	2014	2013

Net earnings (loss)	$(18,227)	$4,773
Weighted average number of common shares for basic earnings (loss) per share	16,230,308	12,769,844
Dilutive effect of options	-	165,012
Diluted weighted average number of common shares for diluted earnings per share	16,230,308	12,934,856

Basic and diluted earnings (loss) per share	$(1.12)	$0.37